PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation	$ 11,600	$ 10,900	$ 11,200
Additional equipment purchased	$ 13,600	$ 18,700	$ 15,000